Interest in associates and joint ventures - Impairment testing (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Carrying amount		$ 27,200	$ 29,127
BoCom
Disclosure of associates [line items]
HSBC’s interest percent		19.03%
Period for which the fair value was below carrying amount (in months)		12 years
Impairment loss recognised in profit or loss	$ 3,000	$ 3,000	0
VIU		21,200	23,500
Carrying amount	$ 21,210	21,210	23,307
Fair value		$ 8,812	$ 8,141